Investments - Schedule of Net Investment Gain (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Unrealized gain of short-term investments:
Trading securities	$ 55,763	$ 41,998
Net investment gain	102,363	82,463
Trading securities [Member]
Gain from sales of short-term investments:
Gain from sales of short-term investments	9,086	24,849
Held-to-maturity securities [Member]
Gain from sales of short-term investments:
Gain from sales of short-term investments	$ 37,514	$ 15,616